Commitment and Contingencies - Future minimum lease payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 8,401
2023	9,194
2024	6,160
2025	5,986
2026	5,986
2027 and thereafter	31,679
Total minimum lease payments	$ 67,406